Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	Future minimum payments under non cancellable operating leases (with initial or remaining lease terms in excess of one year) and other contractual commitments as of December 31, 2021 were as follows:

Operating leases
Year ending December 31,
2022	$24,155
2023	24,877
2024	24,353
2025	22,670
2026	20,645
Thereafter	60,822

Total	$177,522